SHORT-TERM BORROWINGS AND LONG-TERM DEBT - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 34,369	¥ 37,033
TA Triumph-Adler AG
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 31,719	¥ 34,807